LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
LOSS PER SHARE
LOSS PER SHARE

14.  LOSS PER SHARE

The following table presents GFL’s loss per share for the periods indicated:

	Year ended December 31,
	2024	2023
Net (loss) income attributable to GFL Environmental Inc.	$(722.7)	$45.4

Less:
Amounts attributable to preferred shareholders	80.3	92.2
Adjusted net loss	(803.0)	(46.8)

Weighted and diluted weighted average number of shares outstanding	380,841,299	369,656,237

Basic and diluted loss per share	$(2.11)	$(0.13)

Diluted loss per share excludes anti-dilutive effects of time-based share options, RSUs and Preferred Shares (defined below).